Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common stock [Member]	Commitment to issue shares [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]	Total
Beginning balance (Shares) at Jan. 31, 2021	117,057,860
Beginning balance at Jan. 31, 2021	$ 103,636,830	$ 649,928	$ (1,604,126)	$ (79,719,853)	$ 22,962,779
Commitment to issue shares on purchase of EFF (Shares)	19,774
Commitment to issue shares on purchase of EFF	$ 21,787	(21,787)			0
Shares issued on exercise of Phantom Farms warrants (Shares)	456,100
Shares issued on exercise of Phantom Farms warrants	$ 533,326				533,326
Shares issued on exercise of guaranteed warrants (Shares)	1,214,080
Shares issued on exercise of guaranteed warrants	$ 0
Shares issued - settlement of earn out shares (Shares)	1,300,000
Shares issued - settlement of earn out shares	$ 677,939				677,939
Share-based compensation	$ 366,469				366,469
Net income and other comprehensive loss for the year			(766,841)	9,954,930	9,188,089
Ending balance (Shares) at Jan. 31, 2022	120,047,814
Ending balance at Jan. 31, 2022	$ 105,236,351	628,141	(2,370,967)	(69,764,923)	33,728,602
Shares issued on exercise of guaranteed warrants					0
Share-based compensation	$ 209,441				209,441
Net income and other comprehensive loss for the year			83,822	293,211	377,033
Ending balance (Shares) at Jan. 31, 2023	120,047,814
Ending balance at Jan. 31, 2023	$ 105,445,792	$ 628,141	$ (2,287,145)	$ (69,471,712)	$ 34,315,076